                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10359

Morgan Stanley Mid-Cap Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices)           (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2004

Date of reporting period: February 29, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Mid-Cap Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

MORGAN STANLEY MID-CAP VALUE FUND

For the Six-Month Period Ended February 29, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

                                                        RUSSELL           S&P         LIPPER
                                                         MIDCAP       MID-CAP        MID-CAP
                                                          VALUE           400     CORE FUNDS
  CLASS A      CLASS B      CLASS C      CLASS D       INDEX(1)      INDEX(2)       INDEX(3)
   14.54%       14.13%       14.13%       14.68%         20.24%        16.58%         16.35%

Past performance is no guarantee of future results and current performance may be lower than or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The U.S. equity market performed well in the six months ended February 29, 2004. The market's gains were supported by improvements in the underlying strength of the economy, with GDP growth topping 8 percent in the third quarter of 2003 and 4 percent in the fourth quarter. Corporate profits also showed improvement as companies cleaned up their balance sheets and trimmed costs.
Returns were solid across all major sectors of the market, with financials leading the pack. These companies benefited strongly from improving economic expectations, low interest rates, increased merger-and-acquisition activity and strong capital markets. Energy stocks also rose as increasing demand from both emerging and developed economies ran up against limited capacity, driving energy prices and energy company profits higher. The strong economic signals also boosted the returns of cyclical sectors such as industrials and basic materials, which investors bid up in anticipation of further economy strength. Even telecommunications, which had lagged the rest of the market in recent years, began to show signs of life, especially the larger companies that appeared poised to benefit from number portability and improved balance sheets. The biggest laggard during the period was health care, where pharmaceuticals companies struggled with patent expirations and the regulatory environment.

PERFORMANCE ANALYSIS

Morgan Stanley Mid-Cap Value Fund underperformed its benchmark the Russell Midcap Value Index. The Fund also underperformed the S&P Mid-Cap 400 Index and the Lipper Mid-Cap Core Funds. The Fund's underperformance was driven by a combination of poor stock selection and -- as a result of our bottom-up process -- sector positioning. Several of the Fund's stocks that were detrimental to performance were in the health care and the industrial sectors. Stocks such as Tenet Healthcare, which is a health care service provider, disappointed investors as they reduced their profit expectations and extended the time frame for a company turnaround. Goodrich Corporation and Hubble Corporation, which are considered industrial companies, failed to exceed their growth targets as some of their peers did.
The Fund entered the period with sizable weightings in financials, industrials and basic materials. This posture gave it significant exposure to some of the best-performing sectors of the market. Its holdings in financials did particularly well, with many regional bank stocks benefiting from their status as potential takeover targets. We took the opportunities presented by rising prices during the period to take profits on these positions in order to redeploy the assets into companies with more attractive valuations.
The Fund had strong performance within the energy sector, including Valero Energy. This company's role as a marketer and refiner of oil allowed it to capitalize on high oil commodity prices, boosting its profit margins. The Fund also benefited from positions in Transocean and Global Santa Fe, both of which also gained strongly on high oil prices. Sprint PCS also produced strong results for the Fund, as the company gained from ongoing consolidation in the U.S. wireless market and its parent company's decision to fold the wireless stock back into the larger Sprint enterprise.

   TOP 10 HOLDINGS
   Bausch & Lomb Inc.                                   3.5%
   Goodrich Corp.                                       3.3
   Watson Pharmaceuticals Inc.                          3.2
   AON Corp.                                            3.1
   Valero Energy Corp.                                  2.9
   Sovereign Bancorp Inc.                               2.9
   International Flavors & Fragrances                   2.8
   Chubb Corp.                                          2.7
   Edison International                                 2.6
   The BISYS Group Inc.                                 2.5

   TOP 5 INDUSTRIES
   Electric Utilities                                   7.3%
   Property/Casualty Insurers                           5.8
   Medical Specialties                                  5.7
   Insurance Brokers/Services                           5.1
   Advertising/Marketing Services                       5.0

Data as of February 29, 2004. Subject to change daily. All percentages are a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN COMMON STOCKS OF COMPANIES WITH A RECORD OF PAYING DIVIDENDS AND THE POTENTIAL FOR INCREASING DIVIDENDS. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., INITIALLY EMPLOYS A QUANTITATIVE SCREENING PROCESS IN AN ATTEMPT TO IDENTIFY A NUMBER OF COMMON STOCKS WHICH ARE UNDERVALUED AND WHICH HAVE A RECORD OF PAYING DIVIDENDS. THE INVESTMENT MANAGER THEN APPLIES QUALITATIVE ANALYSIS TO DETERMINE WHICH STOCKS IT BELIEVES HAVE THE POTENTIAL TO INCREASE DIVIDENDS AND, FINALLY, TO DETERMINE WHETHER ANY OF THE STOCKS SHOULD BE ADDED TO OR SOLD FROM THE FUND'S PORTFOLIO.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT
HTTP://WWW.SEC.GOV.

AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED FEBRUARY 29, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 10/29/01)         (since 10/29/01)         (since 10/29/01)          (since 10/29/01)
   SYMBOL                              MDFAX                     MDFBX                    MDFCX                    MDFDX
   1 YEAR                              54.19%(4)                 53.09%(4)                53.09%(4)                54.58%(4)
                                       46.10(5)                  48.09(5)                 52.09(5)                    --
   SINCE INCEPTION                      6.54(4)                   5.75(4)                  5.74(4)               6.80(4)
                                        4.11(5)                   4.54(5)                  5.74(5)                    --

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Standard & Poor's Mid-Cap 400 Index (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Mid-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Common Stocks (95.8%)
            Advertising/Marketing Services (5.0%)
 495,550    Interpublic Group of Companies, Inc. (The)*.................................  $  8,399,572
 278,690    Valassis Communications, Inc.*..............................................     8,486,110
                                                                                          ------------
                                                                                            16,885,682
                                                                                          ------------
            Aerospace & Defense (3.3%)
 373,016    Goodrich Corp. .............................................................    11,000,242
                                                                                          ------------
            Chemicals: Major Diversified (1.4%)
 398,950    Hercules Inc.*..............................................................     4,747,505
                                                                                          ------------
            Chemicals: Specialty (2.2%)
 416,120    Lyondell Chemical Co. ......................................................     7,411,097
                                                                                          ------------
            Containers/Packaging (2.0%)
 104,020    Temple-Inland, Inc. ........................................................     6,776,903
                                                                                          ------------
            Contract Drilling (4.0%)
 272,477    GlobalSantaFe Corp. ........................................................     8,038,072
 186,880    Transocean Inc.*............................................................     5,509,222
                                                                                          ------------
                                                                                            13,547,294
                                                                                          ------------
            Data Processing Services (4.8%)
 485,536    BISYS Group, Inc. (The)*....................................................     8,569,710
 463,500    Convergys Corp.*............................................................     7,536,510
                                                                                          ------------
                                                                                            16,106,220
                                                                                          ------------
            Electric Utilities (7.3%)
 378,346    Edison International........................................................     8,736,009
 201,800    Pinnacle West Capital Corp. ................................................     7,888,362
 249,450    Wisconsin Energy Corp. .....................................................     8,062,224
                                                                                          ------------
                                                                                            24,686,595
                                                                                          ------------
            Electrical Products (2.4%)
 207,010    Hubbell, Inc. (Class B).....................................................     8,218,297
                                                                                          ------------
            Electronic Production Equipment (1.8%)
 386,490    Cadence Design Systems, Inc.*...............................................     5,963,541
                                                                                          ------------

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Finance/Rental/ Leasing (0.1%)
  15,380    Nelnet, Inc. (Class A)*.....................................................  $    362,199
                                                                                          ------------
            Financial Conglomerates (2.2%)
 343,100    Conseco Inc.*...............................................................     7,531,045
                                                                                          ------------
            Financial Publishing/ Services (2.1%)
 272,380    Equifax, Inc. ..............................................................     7,139,080
                                                                                          ------------
            Food: Meat/Fish/Dairy (2.0%)
 238,760    Hormel Foods Corp. .........................................................     6,618,427
                                                                                          ------------
            Hospital/Nursing Management (0.7%)
 191,420    Tenet Healthcare Corp.*.....................................................     2,300,868
                                                                                          ------------
            Hotels/Resorts/ Cruiselines (1.0%)
  89,380    Starwood Hotels & Resorts Worldwide, Inc. ..................................     3,486,714
                                                                                          ------------
            Household/Personal Care (2.8%)
 256,370    International Flavors & Fragrances, Inc. ...................................     9,380,578
                                                                                          ------------
            Information Technology Services (1.7%)
 541,316    BearingPoint, Inc.*.........................................................     5,765,015
                                                                                          ------------
            Insurance Brokers/ Services (5.1%)
 393,310    AON Corp. ..................................................................    10,316,521
 199,020    Gallagher (Arthur J.) & Co. ................................................     6,697,023
                                                                                          ------------
                                                                                            17,013,544
                                                                                          ------------
            Investment Banks/ Brokers (1.2%)
 109,980    Edwards (A.G.), Inc. .......................................................     4,206,735
                                                                                          ------------
            Life/Health Insurance (1.9%)
 428,320    UnumProvident Corp. ........................................................     6,347,702
                                                                                          ------------

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Medical Specialties (5.7%)
 311,930    Applera Corp. -- Applied Biosystems Group...................................  $  7,112,004
 201,120    Bausch & Lomb, Inc. ........................................................    11,944,517
                                                                                          ------------
                                                                                            19,056,521
                                                                                          ------------
            Miscellaneous Commercial Services (2.2%)
 330,450    Sabre Holdings Corp. .......................................................     7,497,911
                                                                                          ------------
            Multi-Line Insurance (0.7%)
 154,900    Horace Mann Educators Corp. ................................................     2,345,186
                                                                                          ------------
            Oil Refining/Marketing (2.9%)
 162,109    Valero Energy Corp. ........................................................     9,726,570
                                                                                          ------------
            Personnel Services (2.0%)
 150,749    Manpower, Inc. .............................................................     6,746,018
                                                                                          ------------
            Pharmaceuticals: Generic Drugs (3.2%)
 236,130    Watson Pharmaceuticals, Inc.*...............................................    10,843,090
                                                                                          ------------
            Property -- Casualty Insurers (5.8%)
 181,380    ACE Ltd. (Bermuda)..........................................................     8,154,845
 102,600    Bristol West Holdings Inc.*.................................................     2,228,472
 129,050    Chubb Corp. (The)...........................................................     9,159,969
                                                                                          ------------
                                                                                            19,543,286
                                                                                          ------------
            Publishing: Books/ Magazines (2.1%)
 224,010    Scholastic Corp.*...........................................................     7,179,521
                                                                                          ------------

NUMBER OF
 SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------
            Regional Banks (2.3%)
 268,311    National Commerce Financial Corp. ..........................................  $  7,848,097
                                                                                          ------------
            Restaurants (4.2%)
 310,790    Darden Restaurants, Inc. ...................................................     7,583,276
 163,440    Wendy's International, Inc. ................................................     6,647,105
                                                                                          ------------
                                                                                            14,230,381
                                                                                          ------------
            Savings Banks (2.9%)
 438,930    Sovereign Bancorp, Inc. ....................................................     9,722,300
                                                                                          ------------
            Services to the Health Industry (2.2%)
 302,830    IMS Health Inc. ............................................................     7,504,127
                                                                                          ------------
            Specialty Insurance (1.6%)
 210,700    Assurant, Inc.*.............................................................     5,423,418
                                                                                          ------------
            Specialty Stores (1.7%)
 330,360    Office Depot, Inc.*.........................................................     5,758,175
                                                                                          ------------
            Wireless Telecommunications (1.3%)
 480,000    Sprint Corp. (PCS Group)*...................................................     4,320,000
                                                                                          ------------
            Total Common Stocks  (Cost $288,219,330)....................................   323,239,884
                                                                                          ------------

6
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                     VALUE
-------------------------------------------------------------------------------------------------------
            Short-Term Investment (4.3%)
            Repurchase Agreement
$ 14,485    Joint repurchase agreement account 1.03% due 03/01/04 (dated 02/27/04;
             proceeds $14,486,243) (Cost $14,485,000) (a)...............................  $ 14,485,000
                                                                                          ------------

Total Investments
 (Cost $302,704,330) (b)....   100.1%     337,724,884
Liabilities in Excess of
Other  Assets...............   (0.1)         (322,653)
                                         ------------

Net Assets..................   100.0%    $337,402,231
                                         ============

---------------------

     *   Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $35,991,225 and the aggregate gross unrealized depreciation is $970,671, resulting in net unrealized appreciation of $35,020,554.

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2004 (unaudited)

Assets:
Investments in securities, at value
 (cost $302,704,330)........................................  $337,724,884
Receivable for:
    Shares of beneficial interest sold......................     1,673,621
    Investments sold........................................       725,596
    Dividends...............................................       323,144
Prepaid expenses and other assets...........................        33,968
                                                              ------------
    Total Assets............................................   340,481,213
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     2,506,838
    Investment management fee...............................       217,293
    Shares of beneficial interest redeemed..................       212,405
    Distribution fee........................................        63,418
Accrued expenses and other payables.........................        79,028
                                                              ------------
    Total Liabilities.......................................     3,078,982
                                                              ------------
    Net Assets..............................................  $337,402,231
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $276,791,105
Net unrealized appreciation.................................    35,020,554
Net investment loss.........................................      (333,200)
Accumulated undistributed net realized gain.................    25,923,772
                                                              ------------
    Net Assets..............................................  $337,402,231
                                                              ============
Class A Shares:
Net Assets..................................................    $3,805,496
Shares Outstanding (unlimited authorized, $.01 par value)...       328,611
    Net Asset Value Per Share...............................        $11.58
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $12.22
                                                              ============
Class B Shares:
Net Assets..................................................   $68,761,808
Shares Outstanding (unlimited authorized, $.01 par value)...     6,036,933
    Net Asset Value Per Share...............................        $11.39
                                                              ============
Class C Shares:
Net Assets..................................................    $8,784,922
Shares Outstanding (unlimited authorized, $.01 par value)...       771,270
    Net Asset Value Per Share...............................        $11.39
                                                              ============
Class D Shares:
Net Assets..................................................  $256,050,005
Shares Outstanding (unlimited authorized, $.01 par value)...    21,996,907
    Net Asset Value Per Share...............................        $11.64
                                                              ============

8
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended February 29, 2004 (unaudited)

Net Investment Loss:
Income
Dividends...................................................  $  1,728,804
Interest....................................................        47,944
                                                              ------------
    Total Income............................................     1,776,748
                                                              ------------
Expenses
Investment management fee...................................     1,210,397
Transfer agent fees and expenses............................       366,597
Distribution fee (Class A shares)...........................         4,025
Distribution fee (Class B shares)...........................       311,161
Distribution fee (Class C shares)...........................        39,609
Registration fees...........................................        68,884
Shareholder reports and notices.............................        55,447
Professional fees...........................................        30,561
Custodian fees..............................................        18,902
Other.......................................................         4,365
                                                              ------------
    Total Expenses..........................................     2,109,948
                                                              ------------
    Net Investment Loss.....................................      (333,200)
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................    55,002,035
Net change in unrealized appreciation.......................   (12,876,896)
                                                              ------------
    Net Gain................................................    42,125,139
                                                              ------------
Net Increase................................................  $ 41,791,939
                                                              ============

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              FEBRUARY 29, 2004   AUGUST 31, 2003
                                                              -----------------   ---------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................    $   (333,200)      $   (873,726)
Net realized gain (loss)....................................      55,002,035        (15,371,350)
Net change in unrealized appreciation.......................     (12,876,896)        70,528,599
                                                                ------------       ------------
    Net Increase............................................      41,791,939         54,283,523

Net increase from transactions in shares of beneficial
  interest..................................................      19,342,166         63,479,985
                                                                ------------       ------------
    Net Increase............................................      61,134,105        117,763,508
Net Assets:
Beginning of period.........................................     276,268,126        158,504,618
                                                                ------------       ------------
End of Period
(Including a net investment loss of $333,200 and $0,
respectively)...............................................    $337,402,231       $276,268,126
                                                                ============       ============

10
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Mid-Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is above-average total return. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks and other equity securities of companies with market capitalizations in the range of companies included in the Russell Midcap Value Index (prior to September 30, 2003, the S&P Mid-Cap 400 Index). The Fund was organized as a Massachusetts business trust on April 12, 2001 and commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 (UNAUDITED) continued

securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,064,935 at February 29, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $86,580 and $567, respectively and received $28,246 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 29, 2004 aggregated $333,073,683 and $322,902,396, respectively.

For the six months ended February 29, 2004, the Fund incurred brokerage commissions of $21,839 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

At August 31, 2003, the Fund had a net capital loss carryover of approximately $15,087,079 of which $4,185 will expire on August 31, 2010 and $15,082,894 will expire on August 31, 2011 to offset future capital gains to the extent provided by regulations.

As of August 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

6. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates,

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 (UNAUDITED) continued

including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                    FOR THE YEAR
                                                         MONTHS ENDED                        ENDED
                                                       FEBRUARY 29, 2004                AUGUST 31, 2003
                                                   -------------------------       -------------------------
                                                          (unaudited)
                                                     SHARES        AMOUNT            SHARES        AMOUNT
                                                   ----------   ------------       ----------   ------------
CLASS A SHARES
Sold.............................................     107,539   $  1,179,232          115,054   $    961,173
Redeemed.........................................     (92,681)      (979,988)        (173,866)    (1,426,387)
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) - Class A................      14,858        199,244          (58,812)      (465,214)
                                                   ----------   ------------       ----------   ------------
CLASS B SHARES
Sold.............................................   1,202,760     12,715,299        1,366,029     11,463,631
Redeemed.........................................    (857,721)    (9,098,671)      (2,293,090)   (18,471,458)
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) - Class B................     345,039      3,616,628         (927,061)    (7,007,827)
                                                   ----------   ------------       ----------   ------------
CLASS C SHARES
Sold.............................................     125,947      1,332,169          227,668      1,891,523
Redeemed.........................................     (79,727)      (838,401)        (282,157)    (2,259,257)
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) - Class C................      46,220        493,768          (54,489)      (367,734)
                                                   ----------   ------------       ----------   ------------
CLASS D SHARES
Sold.............................................   3,593,296     38,770,822       13,696,927    111,374,767
Redeemed.........................................  (2,187,387)   (23,738,296)      (4,701,478)   (40,054,007)
                                                   ----------   ------------       ----------   ------------
Net increase - Class D...........................   1,405,909     15,032,526        8,995,449     71,320,760
                                                   ----------   ------------       ----------   ------------
Net increase in Fund.............................   1,812,026   $ 19,342,166        7,955,087   $ 63,479,985
                                                   ==========   ============       ==========   ============

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                        FOR THE PERIOD
                                                                FOR THE SIX         FOR THE YEAR       OCTOBER 29, 2001*
                                                               MONTHS ENDED             ENDED               THROUGH
                                                             FEBRUARY 29, 2004     AUGUST 31, 2003      AUGUST 31, 2002
                                                             -----------------     ---------------     -----------------
                                                                (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.......................       $10.11               $ 8.19               $ 10.00
                                                                  ------               ------               -------

Income (loss) from investment operations:
    Net investment loss+++.................................        (0.01)               (0.03)                (0.04)
    Net realized and unrealized gain (loss)................         1.48                 1.95                 (1.76)
                                                                  ------               ------               -------

Total income (loss) from investment operations.............         1.47                 1.92                 (1.80)
                                                                  ------               ------               -------

Less dividends from net investment income..................      --                    --                     (0.01)
                                                                  ------               ------               -------

Net asset value, end of period.............................       $11.58               $10.11               $  8.19
                                                                  ======               ======               =======

Total Return+..............................................        14.54 %(1)           23.44 %              (17.99)%(1)

Ratios to Average Net Assets(3):
Expenses...................................................         1.41 %(2)            1.47 %                1.45 %(2)(4)
Net investment loss........................................        (0.24)%(2)           (0.39)%               (0.58)%(2)(4)

Supplemental Data:
Net assets, end of period, in thousands....................       $3,805               $3,173                $3,053
Portfolio turnover rate....................................          110 %(1)             165 %                 121 %(1)

---------------------

     *   Commencement of operations.
    +++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been 1.66% and (0.79)%, respectively.

16
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                        FOR THE PERIOD
                                                                FOR THE SIX         FOR THE YEAR       OCTOBER 29, 2001*
                                                               MONTHS ENDED             ENDED               THROUGH
                                                             FEBRUARY 29, 2004     AUGUST 31, 2003      AUGUST 31, 2002
                                                             -----------------     ---------------     -----------------
                                                                (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period.......................        $ 9.98               $ 8.15               $10.00
                                                                   ------               ------               ------
Income (loss) from investment operations:
    Net investment loss+++.................................         (0.05)               (0.09)               (0.10)
    Net realized and unrealized gain (loss)................          1.46                 1.92                (1.75)
                                                                   ------               ------               ------
Total income (loss) from investment operations.............          1.41                 1.83                (1.85)
                                                                   ------               ------               ------
Less dividends from net investment income..................            --                   --                 0.00++
                                                                   ------               ------               ------
Net asset value, end of period.............................        $11.39               $ 9.98               $ 8.15
                                                                   ======               ======               ======
Total Return+..............................................         14.13 %(1)           22.45 %             (18.47)%(1)
Ratios to Average Net Assets(3):
Expenses...................................................          2.16 %(2)            2.24 %               2.20 %(2)(4)
Net investment loss........................................         (0.99)%(2)           (1.16)%              (1.33)%(2)(4)
Supplemental Data:
Net assets, end of period, in thousands....................       $68,762              $56,823              $53,948
Portfolio turnover rate....................................           110 %(1)             165 %                121 %(1)

---------------------

     *   Commencement of operations.
    +++  The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been 2.41% and
         (1.54)%, respectively.

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                        FOR THE PERIOD
                                                                FOR THE SIX         FOR THE YEAR       OCTOBER 29, 2001*
                                                               MONTHS ENDED             ENDED               THROUGH
                                                             FEBRUARY 29, 2004     AUGUST 31, 2003      AUGUST 31, 2002
                                                             -----------------     ---------------     -----------------
                                                                (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period.......................       $ 9.98               $ 8.15               $10.00
                                                                  ------               ------               ------
Income (loss) from investment operations:
    Net investment loss+++.................................        (0.05)               (0.09)               (0.10)
    Net realized and unrealized gain (loss)................         1.46                 1.92                (1.75)
                                                                  ------               ------               ------
Total income (loss) from investment operations.............         1.41                 1.83                (1.85)
                                                                  ------               ------               ------
Less dividends from net investment income..................           --                   --                 0.00++
                                                                  ------               ------               ------
Net asset value, end of period.............................       $11.39               $ 9.98               $ 8.15
                                                                  ======               ======               ======
Total Return+..............................................        14.13 %(1)           22.45 %             (18.48)%(1)
Ratios to Average Net Assets(3):
Expenses...................................................         2.16 %(2)            2.24 %               2.20 %(2)(4)
Net investment loss........................................        (0.99)%(2)           (1.16)%              (1.33)%(2)(4)
Supplemental Data:
Net assets, end of period, in thousands....................       $8,785               $7,238               $6,354
Portfolio turnover rate....................................          110 %(1)             165 %                121 %(1)

---------------------

     *   Commencement of operations.
    +++  The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been 2.41% and
         (1.54)%, respectively.

18
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                        FOR THE PERIOD
                                                                FOR THE SIX         FOR THE YEAR       OCTOBER 29, 2001*
                                                               MONTHS ENDED             ENDED               THROUGH
                                                             FEBRUARY 29, 2004     AUGUST 31, 2003      AUGUST 31, 2002
                                                             -----------------     ---------------     -----------------
                                                                (unaudited)

Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.......................        $10.15               $ 8.21               $10.00
                                                                   ------               ------               ------

Income (loss) from investment operations:
    Net investment income (loss)+++........................          0.00                (0.01)               (0.04)
    Net realized and unrealized gain (loss)................          1.49                 1.95                (1.73)
                                                                   ------               ------               ------

Total income (loss) from investment operations.............          1.49                 1.94                (1.77)
                                                                   ------               ------               ------

Less dividends from net investment income..................            --                   --                (0.02)
                                                                   ------               ------               ------

Net asset value, end of period.............................        $11.64               $10.15               $ 8.21
                                                                   ======               ======               ======

Total Return+..............................................         14.68%(1)            23.63 %             (17.76)%(1)

Ratios to Average Net Assets(3):
Expenses...................................................          1.16%(2)             1.24 %               1.20 %(2)(4)
Net investment income (loss)...............................          0.01%(2)            (0.16)%              (0.33)%(2)(4)

Supplemental Data:
Net assets, end of period, in thousands....................      $256,050             $209,035              $95,150
Portfolio turnover rate....................................           110%(1)              165 %                121 %(1)

---------------------

     *   Commencement of operations.
    +++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment loss ratios would have been 1.41% and (0.54)%, respectively.

                                                                              19
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Mid-Cap Value
Fund

Semiannual Report
February 29, 2004

[MORGAN STANLEY LOGO]

                                                     39917RPT-RA04-00017P-A02/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 20, 2004


                                       3